Fair Value Measurement and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement and Fair Values of Financial Instruments
Schedule of assets measured at fair value on a recurring basis

	(In Thousands)
	Total	Level 1	Level 2	Level 3
2019
U.S. Government and agency obligations	$14,035	$—	$14,035	$—
Mortgage-backed securities - residential	4,091	—	4,091	—
Total Available-for-Sale Securities	$18,126	$—	$18,126	$—

2018	Total	Level 1	Level 2	Level 3
U.S. Government and agency obligations	$12,455	$—	$12,455	$—
Mortgage-backed securities - residential	5,876	—	5,876	—
Total Available-for-Sale Securities	$18,331	$—	$18,331	$—

Fair Value Measurements, Nonrecurring [Table Text Block]

	December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Impaired loans	$—	$803	$90	$893
Loans held for sale	$—	$2,194	$—	$2,194
Foreclosed real estate	$—	$—	$730	$730
Total loans	$—	$2,997	$820	$3,817

	December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Impaired loans	$—	$—	$—	$—
Loans held for sale	$—	$2,133	$—	$2,133
Foreclosed real estate	$—	$—	$—	$—
Total loans	$—	$2,133	$—	$2,133

Schedule of additional quantitative information of assets measured at fair value on a nonrecurring basis

Quantitative Information about Level 3
Fair Value Measurements
	Valuation		Range
At December 31, 2019	Techniques	Unobservable Input	(Weighted Avg.)
Impaired loans	Appraisal of collateral	Appraisal Adjustments	50%
	(Sales Approach)	Costs to Sell	10.0% - 50.7% (41.7)%
Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	25.0%-29.2% (26.6)%
	(Market Approach)	Costs to Sell	6.7%-7.3% (6.9%)%

Schedule of carrying amounts and estimated fair values of the financial instruments

		2019		2018
	Fair
	Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
		(In Thousands)
Financial assets:
Cash and due from banks	1	$1,689	$1,689	$1,581	$1,581
Interest bearing demand deposits	1	6,244	6,244	4,710	4,710
Securities available for sale	2	18,126	18,126	18,331	18,331
Securities held to maturity	2	5,166	5,297	6,052	6,030
Investment in restricted stock	2	2,757	2,757	3,637	3,637
Loans held for sale	2	2,194	2,194	2,133	2,133
Loans, net	3	274,508	279,114	281,741	280,173
Foreclosed real estate	3	730	730	—	—
Accrued interest receivable	1	807	807	876	876

Financial liabilities:
Demand deposits, savings, NOW and MMDA	1	102,728	102,728	98,681	98,681
Time deposits	2	132,832	132,972	123,934	124,182
Borrowings	2	51,735	52,348	71,826	71,086
Accrued interest payable	1	111	111	168	168